GOODWILL AND INTANGIBLE ASSETS - Roll Forward of Goodwill Allocated to Business Segments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 04, 2018	Feb. 02, 2018	Feb. 03, 2017
Goodwill [Roll Forward]
Balances at beginning of period	$ 39,920	$ 38,910	$ 8,406
Goodwill acquired		574	31,539
Impact of foreign currency translation		449	(201)
Goodwill divested		(13)	(834)
Other adjustments			0
Balances at end of period		39,920	38,910
Operating segments | Infrastructure Solutions Group
Goodwill [Roll Forward]
Balances at beginning of period	15,953	15,607	3,907
Goodwill acquired		0	12,872
Impact of foreign currency translation		359	(169)
Goodwill divested		(13)	(834)
Other adjustments			(169)
Balances at end of period		15,953	15,607
Operating segments | Infrastructure Solutions Group (a)
Goodwill [Roll Forward]
Balances at beginning of period	4,237	4,237	4,428
Goodwill acquired		0	0
Impact of foreign currency translation		0	0
Goodwill divested		0	0
Other adjustments			(191)
Balances at end of period		4,237	4,237
Operating segments | VMware
Goodwill [Roll Forward]
Balances at beginning of period	15,635	15,070	0
Goodwill acquired		565	15,070
Impact of foreign currency translation		0	0
Goodwill divested		0	0
Other adjustments			0
Balances at end of period		15,635	15,070
Operating segments | Other businesses
Goodwill [Roll Forward]
Balances at beginning of period	4,095	3,996	71
Goodwill acquired		9	3,597
Impact of foreign currency translation		90	(32)
Goodwill divested		0	0
Other adjustments			360
Balances at end of period		$ 4,095	$ 3,996
Subsequent Event
Goodwill [Roll Forward]
Goodwill, transfers	$ 396